S000109891 [Member] Expense Example - SA Franklin Large Cap Disciplined Growth Portfolio - Class 3	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	$ 1,191